GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.83%
38,000	Koninklijke DSM NV	$ 6,424,238
2,708	LG Chem Ltd	1,937,906
15,486	Linde PLC	4,338,248
73,336	Symrise AG	8,898,000
130,000	Umicore SA	6,897,101
		28,495,493
Communications — 7.82%
120,752	Alibaba Group Holding Ltd(a)	3,430,882
1,160,000	Ascential PLC(a)	5,382,101
420,000	CyberAgent Inc	7,581,225
40,794	Delivery Hero SE(a)(b)	5,287,623
4,200	MercadoLibre Inc(a)	6,182,988
4,000	Shopify Inc Class A(a)	4,426,000
7,683	Spotify Technology SA(a)	2,058,660
48,700	Tencent Holdings Ltd	3,886,628
		38,236,107
Consumer, Cyclical — 11.45%
18,707	adidas AG(a)	5,843,917
1,400,000	boohoo Group PLC(a)	6,553,487
90,000	CTS Eventim AG & Co KGaA(a)	5,226,537
59,677	Ferguson PLC	7,127,110
60,923	InterContinental Hotels Group PLC(a)(c)	4,188,816
16,248	LVMH Moet Hennessy Louis Vuitton SE	10,852,916
17,100	Shimano Inc	4,084,170
79,800	Sony Group Corp	8,445,511
37,591	Zalando SE(a)(b)	3,683,464
		56,005,928
Consumer, Non-Cyclical — 32.17%
5,385	Adyen NV(a)(b)	12,016,161
80,000	Alcon Inc(a)	5,614,031
75,000	Amadeus IT Group SA(a)	5,342,125
10,959	Argenx SE(a)(c)	3,013,448
990,600	Budweiser Brewing Co APAC Ltd(b)	2,965,231
37,000	Cochlear Ltd	5,951,629
60,984	CSL Ltd	12,325,094
197,576	Diageo PLC	8,115,404
160,000	Experian PLC	5,509,980
25,136	Genmab A/S(a)	8,267,072
85,000	GN Store Nord AS	6,690,251
180,000	Hikma Pharmaceuticals PLC	5,644,112
170,785	IDP Education Ltd(c)	3,107,587
49,328	Intertek Group PLC	3,807,573
9,026	Lonza Group AG	5,048,237
18,877	L'Oreal SA	7,231,451
129,511	Nestle SA	14,437,419
111,175	Novo Nordisk A/S Class B	7,491,376
50,156	Reckitt Benckiser Group PLC	4,488,122
232,454	RELX PLC	5,828,558
34,340	Roche Holding AG	11,124,216
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,755	Straumann Holding AG	$ 3,439,669
41,900	Sysmex Corp	4,522,840
100,000	TAL Education Group ADR(a)	5,385,000
		157,366,586
Financial — 10.68%
718,400	AIA Group Ltd	8,790,896
30,000	Deutsche Boerse AG	4,985,085
330,000	FinecoBank Banca Fineco SpA(a)	5,398,748
54,625	HDFC Bank Ltd ADR(a)	4,243,816
120,200	Hong Kong Exchanges & Clearing Ltd	7,130,973
250,000	Intermediate Capital Group PLC	6,343,926
48,235	London Stock Exchange Group PLC	4,609,942
3,351	Partners Group Holding AG	4,282,330
268,000	Ping An Insurance Group Co of China Ltd Class H	3,205,644
49,786	Vonovia SE	3,253,490
		52,244,850
Industrial — 15.49%
172,842	Assa Abloy AB Class B	4,974,461
98,276	Atlas Copco AB Class A	5,991,618
156,841	Cellnex Telecom SA(b)	9,041,634
27,900	Daikin Industries Ltd	5,640,231
37,000	DSV Panalpina A/S	7,257,314
50,800	Hoya Corp	5,978,999
103,983	InPost SA(a)	1,703,032
15,100	Keyence Corp	6,881,919
56,068	Kone OYJ Class B	4,582,800
78,300	Makita Corp	3,363,135
30,000	MTU Aero Engines AG	7,067,021
37,602	Safran SA(a)	5,114,925
21,435	Schneider Electric SE	3,265,316
8,400	SMC Corp	4,891,994
		75,754,399
Technology — 12.49%
35,638	ASML Holding NV	21,866,459
129,997	AVEVA Group PLC	6,130,380
200,000	Clarivate PLC(a)	5,278,000
50,000	CyberArk Software Ltd(a)	6,467,000
170,000	Keywords Studios PLC(a)	6,027,820
19,234	Sea Ltd ADR(a)	4,293,606
40,000	SimCorp A/S	4,952,654
27,714	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,278,012
6,400	Tokyo Electron Ltd	2,781,655
		61,075,586

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Utilities — 0.91%
27,695	Orsted AS(b)	$ 4,471,783
TOTAL COMMON STOCK — 96.84% (Cost $330,667,593)		$473,650,732
PREFERRED STOCK
Industrial — 0.64%
6,344	Sartorius AG	3,162,869
TOTAL PREFERRED STOCK — 0.64% (Cost $2,081,158)		$3,162,869
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.27%
$1,000,063	Undivided interest of 2.39% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $1,000,063 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(d)	1,000,063
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 317,414	Undivided interest of 3.39% in a repurchase agreement (principal amount/value $9,370,360 with a maturity value of $9,370,363) with TD Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $317,414 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 1.38%, 4/1/21 - 8/15/50, with a value of $9,557,768.(d)	$ 317,414
TOTAL SHORT TERM INVESTMENTS — 0.27% (Cost $1,317,477)		$1,317,477
TOTAL INVESTMENTS — 97.75% (Cost $334,066,228)		$478,131,078
OTHER ASSETS & LIABILITIES, NET — 2.25%		$10,984,887
TOTAL NET ASSETS — 100.00%		$489,115,965

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at March 31, 2021.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Summary of Investments by Country as of March 31, 2021.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$85,035,331	17.78%
Japan	54,171,679	11.33
Germany	47,408,007	9.92
Switzerland	43,945,902	9.19
Netherlands	43,320,306	9.06
Denmark	39,130,451	8.18
France	26,464,608	5.53
Australia	21,384,310	4.47
Hong Kong	18,887,100	3.95
China	15,908,153	3.33
Spain	14,383,759	3.01
Sweden	13,024,739	2.72
Belgium	6,897,101	1.44
Israel	6,467,000	1.35
Argentina	6,182,988	1.29
United States	5,611,083	1.17
Italy	5,398,748	1.13
Finland	4,582,800	0.96
Canada	4,426,000	0.93
Ireland	4,338,248	0.91
India	4,243,816	0.89
Taiwan	3,278,012	0.69
South Korea	1,937,905	0.41
Poland	1,703,032	0.36
Total	$478,131,078	100.00%
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$59,296,213	$414,354,519	$—	$473,650,732
Preferred Stock	—	3,162,869	—	3,162,869
Short Term Investments	—	1,317,477	—	1,317,477
Total Assets	$59,296,213	$418,834,865	$0	$478,131,078
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021